Definite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount, Core deposits	$ 2,352	$ 2,402
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Core deposits	3,095	3,095
Accumulated Amortization, Core deposits	(743)	(434)
Net Carrying Amount, Core deposits	$ 2,352	$ 2,661